2. SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
2. SIGNIFICANT ACCOUNTING POLICIES

The Company’s significant accounting policies were set forth in the audited financial statements and notes thereto for the year ended December 31, 2011 included in its annual report on Form 10-K, filed with the Securities and Exchange Commission (“SEC”).

Accounting Standards Updates

Newly effective accounting standards updates and those not effective until after September 30, 2012, are not expected to have a significant effect on the Company’s financial position or results of operations.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.

Concentration of Credit Risk

The Company, from time to time during the periods covered by these consolidated financial statements, may have bank balances in excess of their insured limits. Management has deemed this as a normal business risk.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At September 30, 2012 and December 31, 2011, our inventories were as follows:

	September 30, 2012	December 31, 2011
Raw materials	$475,662	$433,007
Work in process	47,760	149,069
Finished goods	1,750	1,960
Inventory reserve	(64,036)	(64,036)
Total	$461,136	$520,000

Significant Customers

The majority of the Company’s revenues were from the Konica Minolta contracts and the NCI grant. Revenue from these sources totaled approximately $2.3 million or 98% and approximately $2.7 million or 99% of total revenue for the nine months ended September 30, 2012 and 2011, respectively. Revenue from these sources totaled approximately $693,000 or 98% and approximately $1.0 million or 99% of total revenue for the three months ended September 30, 2012 and 2011, respectively. Receivables from these customers accounted for 51% and 48% of total receivables at September 30, 2012 and December 31, 2011, respectively.

Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.

Revenue Recognition

The Company recognizes revenue from contracts on a straight line basis, over the terms of the contract. We recognize revenue from grants based on the grant agreement, at the time the expenses are incurred. Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers.

Deferred Revenue

The Company defers payments received as revenue until earned based on the related contracts on a straight line basis, over the terms of the contract.

Valuation of Deferred Taxes

We account for income taxes in accordance with the liability method. Under the liability method, we recognize deferred assets and liabilities based upon anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases. We establish a valuation allowance to the extent that it is more likely than not that deferred tax assets will not be utilized against future taxable income. As of December 31, 2011, the Company has approximately $56.2 million of Net Operating Loss (NOL) carry forward. There is no provision for income taxes at September 30, 2012, due to the NOL. A full valuation allowance has been recorded related to any deferred tax assets created from the NOL.

Stock Option Plan

The Company measures the cost of employees services received in exchange for equity awards, including stock options, based on the grant date fair value of the awards. The cost will be recognized as compensation expense over the vesting period of the awards.

Warrants

The Company has issued warrants, which allow the warrant holder to purchase one share of stock at a specified price for a specified period of time. The Company records equity instruments, including warrants issued to non-employees, based on the fair value at the date of issue. The fair value of the warrants at date of issuance is estimated using the Black-Scholes Model.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant areas where estimates are used include the allowance for doubtful accounts, inventory valuation and input variables for Black-Scholes calculations.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Guided Therapeutics and its majority owned subsidiary. All significant intercompany balances and transactions have been eliminated.

Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased.

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred. Property and equipment are summarized as follows at December 31, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2011	2010
Equipment	$ 1,484	$ 1,426
Software	640	-
Furniture and fixtures	605	500
Leasehold Improvement	170	-
	2,899	1,926
Less accumulated depreciation	(1,866)	(1,889)
Total	$ 1,033	$ 37

Patent Costs (Principally Legal Fees)

Costs incurred in filing, prosecuting, and maintaining patents are expensed as incurred. Such costs aggregated approximately $56,000 and $41,000 in 2011 and 2010, respectively.

Accounts Receivable

The majority of the Company’s accounts receivable in 2011 and 2010 were from NCI and Konica Minolta. The Company performs periodic credit evaluations of its customers’ financial conditions and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable. The Company does not accrue interest receivable on past due accounts receivable.

Capitalized Costs of Internally Developed Software

Costs of internally developed software are capitalized during the development stage of the software. The cost will be transferred to property and equipment and will be depreciated over the expected life of the software which is estimated to be three years once the software becomes functional.

The Company has capitalized software costs of $640,000 from inception through the December 31, 2011.  These costs were transferred to property, plant, and equipment (PP&E) during 2011.  These costs are now being depreciated over 36 months. Additions of $260,000 were made prior to transferring capitalized software to PP&E for depreciation.

Other Assets

Other assets primarily consist of long term deposits for various tooling projects that are being constructed for the Company. At December 31, 2011 and 2010, such balances were approximately $386,000 and $200,000, respectively.

Accrued Liabilities

Accrued liabilities are summarized as follows at December 31, 2011 and 2010 (in thousands):

	As of December 31,
	2011	2010
Accrued compensation	$ 463	$ 632
Accrued professional fees	126	143
Accrued rent	82	36
Other accrued expenses	86	74
Total	$ 757	$ 885

Revenue Recognition

Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers. The Company recognizes revenue from contracts on a straight line basis, over the terms of the contracts. The Company recognizes revenue from grants based on the grant agreements, at the time the expenses are incurred.

In 2011 and 2010, the majority of the Company’s revenues were from the Konica Minolta and NCI. Revenue from these customers totaled approximately $3,083,000 or 85% and approximately $3,927,000 or 87% of total revenue for the year ended December 31, 2011 and 2010, respectively.

Research and Development

Research and development expenses consist of expenditures for research conducted by the Company and payments made under contracts with consultants or other outside parties and costs associated with internal and contracted clinical trials. All research and development costs are expensed as incurred.

Income Taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Management provides valuation allowances against the deferred tax assets for amounts that are not considered more likely than not to be realized.

Uncertain Tax Positions

Effective January 1, 2007 the Company adopted ASC guidance regarding accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being recognized in the financial statements and applies to all income tax positions.  Each income tax position is assessed using a two-step process.  A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities.  If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement.  At December 31, 2011, there were no uncertain tax positions.

The Company is current with its federal and applicable state tax returns filings. Although we have been experiencing recurring losses, we are obligated to file tax returns for compliance with Internal Revenue Service (“IRS”) regulations and that of applicable state jurisdictions. As of December 31, 2011, the Company has approximately $66.0 million of net operating loss eligible to be carried forward for tax purposes at federal and applicable states level.

None of the Company’s federal or state income tax returns are currently under examination by the IRS or state authorities.  However, fiscal years 2008 and later remain subject to examination by the IRS and respective states.

Stock Based Compensation

The Company records compensation expense related to options granted to non-employees based on the fair value of the award.

Compensation cost is recorded as earned for all unvested stock options outstanding at the beginning of the first year based upon the grant date fair value estimates, and for compensation cost for all share-based payments granted or modified subsequently based on fair value estimates.

For the years ended December 31, 2011 and 2010, share-based compensation for options attributable to employees and officers were approximately $870,000 and $850,000, respectively. These amounts have been included in the Company’s statements of operations. Compensation costs for stock options which vest over time are recognized over the vesting period. As of December 31, 2011, the Company had approximately $2.1 million of unrecognized compensation costs related to granted stock options to be recognized over the remaining vesting period of approximately seven years.